Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 956	€ 872	€ 3,215	€ 1,115
Other income		74	286	274	838
Research and development costs		(15,352)	(11,124)	(40,168)	(29,764)
General and administrative costs		(5,359)	(4,591)	(15,679)	(12,052)
Total operating costs		(20,711)	(15,715)	(55,847)	(41,816)
Operating result		(19,681)	(14,557)	(52,358)	(39,863)
Finance income and expense		(620)	266	(1,998)	(2,491)
Results related to associates			(132)	(8)	(132)
Gain on disposal of associate					514
Results related to derecognition of financial liabilities		(4,016)		(2,872)
Results related to financial liabilities measured at fair value through profit or loss		5	(611)	3,831	(1,373)
Result before corporate income taxes		(24,312)	(15,034)	(53,405)	(43,345)
Income taxes		(69)	(35)	(96)	(95)
Result for the period		(24,381)	(15,069)	(53,501)	(43,440)
Other comprehensive income (foreign exchange differences on foreign operation)		612	206	1,523	461
Total comprehensive income		(23,769)	(14,863)	(51,978)	(42,979)
Result attributable to
Owners of the Company		(24,395)	(15,047)	(53,724)	(43,400)
Non-controlling interests		14	(22)	223	(40)
Result for the period		(24,381)	(15,069)	(53,501)	(43,440)
Total comprehensive income attributable to
Owners of the Company		(23,783)	(14,841)	(52,201)	(42,939)
Non-controlling interests		14	(22)	223	(40)
Total comprehensive income		€ (23,769)	€ (14,863)	€ (51,978)	€ (42,979)
Share information
Weighted average number of shares outstanding	[1]	71,382,837	68,263,034	71,367,459	61,804,367
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	71,382,837	68,263,034	71,367,459	61,804,367
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.34)	€ (0.22)	€ (0.75)	€ (0.70)
Diluted loss per share	[1]	€ (0.34)	€ (0.22)	€ (0.75)	€ (0.70)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal